GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.9%
Australia – 4.5%
626,271	Centuria Industrial REIT (REIT) (Industrial)	$ 1,402,850
243,911	Goodman Group (REIT) (Industrial)	3,158,022
989,231	Ingenia Communities Group (REIT) (Residential)	3,258,518

		7,819,390

Belgium – 1.2%
59,675	Warehouses De Pauw CVA (REIT) (Industrial)	2,171,641

Canada – 2.7%
29,354	Allied Properties REIT (REIT) (Office)	790,313
43,862	Canadian Apartment Properties REIT (REIT) (Residential)	1,530,089
86,588	Chartwell Retirement Residences (Health Care)	656,782
176,194	Summit Industrial Income REIT (REIT) (Industrial)	1,699,021

		4,676,205

China – 0.9%
19,620	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	1,605,505

France – 1.7%
19,971	Gecina SA (REIT) (Diversified)	2,632,692
22,767	Klepierre SA (REIT) (Retail)	318,692

		2,951,384

Germany – 6.5%
134,436	alstria office REIT-AG (REIT) (Office)	1,869,367
39,959	Deutsche Wohnen SE (Real Estate Operating Companies)	1,997,122
33,774	Instone Real Estate Group AG (Real Estate Development)*(a)	782,380
99,122	Vonovia SE (Real Estate Operating Companies)	6,795,110

		11,443,979

Hong Kong – 6.1%
360,500	CK Asset Holdings Ltd. (Real Estate Development)	1,771,402
441,200	Link REIT (REIT) (Retail)	3,615,363
3,664,000	Shangri-La Asia Ltd. (Hotel)*	3,004,175
862,400	Swire Properties Ltd. (Real Estate Operating Companies)	2,285,001

		10,675,941

Ireland – 0.8%
230,382	Dalata Hotel Group plc (Hotel)	667,978
644,867	Hibernia REIT plc (REIT) (Office)	753,228

		1,421,206

Japan – 11.3%
578	Comforia Residential REIT, Inc. (REIT) (Residential)	1,684,965
2,072	ESCON Japan REIT Investment Corp. (REIT) (Diversified)(b)	2,162,113

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
32,900	Kyoritsu Maintenance Co. Ltd. (Hotel)	$ 1,220,879
241,600	Mitsubishi Estate Co. Ltd. (Diversified)	3,659,663
654	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	3,125,251
957	Nippon Prologis REIT, Inc. (REIT) (Industrial)	3,227,262
1,405	Sankei Real Estate, Inc. (REIT) (Office)	1,321,190
70,000	Sumitomo Realty & Development Co. Ltd. (Diversified)	2,072,219
1,130	United Urban Investment Corp. (REIT) (Diversified)	1,257,416

		19,730,958

Norway – 0.9%
113,255	Entra ASA (Real Estate Operating Companies)(a)(b)	1,591,567

Singapore – 3.7%
2,268,400	Ascendas India Trust (Real Estate Operating Companies)	2,295,284
544,174	CapitaLand Ltd. (Diversified)	1,088,002
724,400	Elite Commercial REIT (REIT) (Diversified)	593,553
1,176,800	Keppel DC REIT (REIT) (Specialized)	2,515,329

		6,492,168

Spain – 1.7%
24,115	Aedas Homes SA (Real Estate Development)*(a)	517,804
18,969	Cellnex Telecom SA (Integrated Telecommunication Services)(a)	1,151,469
157,230	Merlin Properties Socimi SA (REIT) (Diversified)	1,311,468

		2,980,741

Sweden – 1.5%
115,736	Castellum AB (Real Estate Operating Companies)(b)	2,628,861

United Kingdom – 4.6%
93,843	Big Yellow Group plc (REIT) (Specialized)	1,257,898
37,645	Derwent London plc (REIT) (Office)	1,246,403
249,192	Segro plc (REIT) (Industrial)	2,994,678
1,111,013	Tritax EuroBox plc (Diversified)(a)	1,235,979
126,217	UNITE Group plc (The) (REIT) (Residential)	1,364,745

		8,099,703

United States – 48.8%
22,653	Alexandria Real Estate Equities, Inc. (REIT) (Office)	3,624,480
5,365	American Tower Corp. (REIT) (Specialized)	1,296,881
45,513	Americold Realty Trust (REIT) (Industrial)	1,627,090
17,544	AvalonBay Communities, Inc. (REIT) (Residential)	2,620,021

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
10,939	Boston Properties, Inc. (REIT) (Office)	$ 878,402
35,677	Camden Property Trust (REIT) (Residential)	3,174,539
115,695	Columbia Property Trust, Inc. (REIT) (Office)	1,262,232
9,193	CoreSite Realty Corp. (REIT) (Specialized)	1,092,864
64,894	CubeSmart (REIT) (Specialized)	2,096,725
56,421	Cushman & Wakefield plc (Real Estate Services)*	592,985
33,073	CyrusOne, Inc. (REIT) (Specialized)	2,316,102
5,423	Digital Realty Trust, Inc. (REIT) (Specialized)	795,879
82,343	Duke Realty Corp. (REIT) (Industrial)	3,038,457
7,009	Equinix, Inc. (REIT) (Specialized)	5,327,751
36,742	Equity LifeStyle Properties, Inc. (REIT) (Residential)	2,252,285
32,646	Equity Residential (REIT) (Residential)	1,675,719
14,544	Essex Property Trust, Inc. (REIT) (Residential)	2,920,290
26,713	Extra Space Storage, Inc. (REIT) (Specialized)	2,858,024
13,520	Federal Realty Investment Trust (REIT) (Retail)	992,909
43,584	Healthcare Realty Trust, Inc. (REIT) (Health Care)	1,312,750
94,866	Healthpeak Properties, Inc. (REIT) (Health Care)	2,575,612
99,276	Host Hotels & Resorts, Inc. (REIT) (Hotel)	1,071,188
65,490	Hudson Pacific Properties, Inc. (REIT) (Office)	1,436,196
115,096	Invitation Homes, Inc. (REIT) (Residential)	3,221,537
21,977	Kilroy Realty Corp. (REIT) (Office)	1,141,925
18,330	Life Storage, Inc. (REIT) (Specialized)	1,929,599
42,664	Pebblebrook Hotel Trust (REIT) (Hotel)	534,580
109,284	Prologis, Inc. (REIT) (Industrial)	10,996,156
4,348	Public Storage (REIT) (Specialized)	968,387
26,605	Realty Income Corp. (REIT) (Retail)	1,616,254
29,128	Regency Centers Corp. (REIT) (Retail)	1,107,446
105,057	RLJ Lodging Trust (REIT) (Hotel)	909,794
15,301	Ryman Hospitality Properties, Inc. (REIT) (Hotel)	563,077
5,284	SBA Communications Corp. (REIT) (Specialized)	1,682,848
18,276	Simon Property Group, Inc. (REIT) (Retail)	1,182,092
17,476	Sun Communities, Inc. (REIT) (Residential)	2,457,300

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
22,654	Terreno Realty Corp. (REIT) (Industrial)	$ 1,240,533
64,567	Urban Edge Properties (REIT) (Retail)	627,591
66,992	Ventas, Inc. (REIT) (Health Care)	2,810,984
40,367	Vornado Realty Trust (REIT) (Office)	1,360,772
62,610	Welltower, Inc. (REIT) (Health Care)	3,449,185
12,388	WP Carey, Inc. (REIT) (Diversified)	807,202

		85,446,643

TOTAL COMMON STOCKS (Cost $158,403,807)		$169,735,892

Shares	Dividend Rate	Value

Investment Company(c) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,864,774	0.027%	$ 2,864,774
(Cost $2,864,774)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $161,268,581)		$172,600,666

Securities Lending Reinvestment Vehicle(c) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
3,926,463	0.027%	$ 3,926,463
(Cost $3,926,463)

TOTAL INVESTMENTS – 100.7% (Cost $165,195,044)		$176,527,129

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%		(1,267,026)

NET ASSETS – 100.0%		$175,260,103

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Australia – 7.8%
409,662	Centuria Industrial REIT (REIT) (Industrial)	$ 917,645
114,935	Goodman Group (REIT) (Industrial)	1,488,113
364,524	Ingenia Communities Group (REIT) (Residential)	1,200,739
168,062	Mirvac Group (REIT) (Diversified)	263,454

		3,869,951

Belgium – 1.7%
22,961	Warehouses De Pauw CVA (REIT) (Industrial)	835,577

Canada – 6.0%
22,705	Allied Properties REIT (REIT) (Office)	611,298
26,214	Canadian Apartment Properties REIT (REIT) (Residential)	914,454
46,370	Chartwell Retirement Residences (Health Care)	351,723
114,021	Summit Industrial Income REIT (REIT) (Industrial)	1,099,493

		2,976,968

China – 1.2%
6,965	GDS Holdings Ltd. ADR (Internet Services & Infrastructure)*	569,946

France – 3.7%
10,546	Gecina SA (REIT) (Diversified)	1,390,234
21,583	Klepierre SA (REIT) (Retail)(a)	302,119
3,587	Unibail-Rodamco-Westfield (REIT) (Retail)(a)	132,288

		1,824,641

Germany – 13.4%
57,485	alstria office REIT-AG (REIT) (Office)	799,344
21,613	Deutsche Wohnen SE (Real Estate Operating Companies)	1,080,202
9,573	Instone Real Estate Group AG (Real Estate Development)*(b)	221,760
65,879	Vonovia SE (Real Estate Operating Companies)	4,516,203

		6,617,509

Hong Kong – 12.9%
296,500	CK Asset Holdings Ltd. (Real Estate Development)	1,456,923
225,400	Link REIT (REIT) (Retail)	1,847,015
1,220,000	Shangri-La Asia Ltd. (Hotel)*	1,000,298
88,975	Sun Hung Kai Properties Ltd. (Diversified)	1,146,579
340,000	Swire Properties Ltd. (Real Estate Operating Companies)	900,858

		6,351,673

Ireland – 1.0%
64,839	Dalata Hotel Group plc (Hotel)	187,996
238,770	Hibernia REIT plc (REIT) (Office)	278,892

		466,888

Shares	Description	Value

Common Stocks – (continued)
Japan – 25.2%
250	Comforia Residential REIT, Inc. (REIT) (Residential)	$ 728,791
648	ESCON Japan REIT Investment Corp. (REIT) (Diversified)	676,182
865	GLP J-REIT (REIT) (Industrial)	1,331,312
11,800	Kyoritsu Maintenance Co. Ltd. (Hotel)	437,884
161,600	Mitsubishi Estate Co. Ltd. (Diversified)	2,447,853
58,400	Mitsui Fudosan Co. Ltd. (Diversified)	1,016,258
226	Mitsui Fudosan Logistics Park, Inc. (REIT) (Industrial)	1,079,980
376	Nippon Prologis REIT, Inc. (REIT) (Industrial)	1,267,973
799	Sankei Real Estate, Inc. (REIT) (Office)	751,339
57,100	Sumitomo Realty & Development Co. Ltd. (Diversified)	1,690,339
920	United Urban Investment Corp. (REIT) (Diversified)	1,023,737

		12,451,648

Norway – 1.5%
52,366	Entra ASA (Real Estate Operating Companies)(a)(b)	735,897

Singapore – 5.9%
937,800	Ascendas India Trust (Real Estate Operating Companies)	948,914
131,700	Ascendas REIT (REIT) (Industrial)	315,149
301,925	CapitaLand Ltd. (Diversified)	603,658
239,800	Elite Commercial REIT (REIT) (Diversified)	196,486
408,400	Keppel DC REIT (REIT) (Specialized)	872,927

		2,937,134

Spain – 2.2%
8,208	Aedas Homes SA (Real Estate Development)*(b)	176,244
5,898	Cellnex Telecom SA (Integrated Telecommunication Services)(b)	358,024
65,681	Merlin Properties Socimi SA (REIT) (Diversified)	547,851

		1,082,119

Sweden – 2.9%
63,748	Castellum AB (Real Estate Operating Companies)	1,447,990

Switzerland – 2.4%
9,985	PSP Swiss Property AG (Registered) (Real Estate Operating Companies)	1,206,196

United Kingdom – 11.0%
66,788	Big Yellow Group plc (REIT) (Specialized)	895,245
30,106	Derwent London plc (REIT) (Office)	996,792

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
132,806	Segro plc (REIT) (Industrial)	$ 1,596,003
218,405	Tritax Big Box REIT plc (REIT) (Industrial)	436,176
458,214	Tritax EuroBox plc (Diversified)(b)	509,754
93,830	UNITE Group plc (The) (REIT) (Residential)	1,014,554

		5,448,524

TOTAL COMMON STOCKS (Cost $51,538,478)		$48,822,661

Shares	Dividend Rate	Value

Investment Company(c) – 1.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
601,311	0.027%	$ 601,311
(Cost $601,311)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $52,139,789)		$49,423,972

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,110,437	0.027%	$ 1,110,437
(Cost $1,110,437)

TOTAL INVESTMENTS – 102.2% (Cost $53,250,226)		$50,534,409

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.2)%		(1,100,517)

NET ASSETS – 100.0%		$49,433,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Diversified – 0.9%
17,042	WP Carey, Inc. (REIT)	$ 1,110,457

Health Care – 10.9%
53,238	Healthcare Realty Trust, Inc. (REIT)	1,603,529
121,335	Healthpeak Properties, Inc. (REIT)	3,294,245
89,363	Ventas, Inc. (REIT)	3,749,671
75,371	Welltower, Inc. (REIT)	4,152,188

		12,799,633

Hotel – 3.4%
191,500	Host Hotels & Resorts, Inc. (REIT)	2,066,285
127,795	RLJ Lodging Trust (REIT)	1,106,705
26,944	Ryman Hospitality Properties, Inc. (REIT)	991,539

		4,164,529

Industrial – 17.5%
34,281	Americold Realty Trust (REIT)	1,225,546
107,931	Duke Realty Corp. (REIT)	3,982,654
141,250	Prologis, Inc. (REIT)	14,212,575
20,606	Terreno Realty Corp. (REIT)	1,128,385

		20,549,160

Office – 11.7%
27,719	Alexandria Real Estate Equities, Inc. (REIT)	4,435,040
32,007	Boston Properties, Inc. (REIT)	2,570,162
119,211	Columbia Property Trust, Inc. (REIT)	1,300,592
90,108	Hudson Pacific Properties, Inc. (REIT)	1,976,068
30,967	Kilroy Realty Corp. (REIT)	1,609,045
53,534	Vornado Realty Trust (REIT)	1,804,631

		13,695,538

Residential – 19.6%
25,265	AvalonBay Communities, Inc. (REIT)	3,773,075
35,368	Camden Property Trust (REIT)	3,147,045
57,600	Equity LifeStyle Properties, Inc. (REIT)	3,530,880
35,369	Equity Residential (REIT)	1,815,491
18,976	Essex Property Trust, Inc. (REIT)	3,810,191
110,449	Invitation Homes, Inc. (REIT)	3,091,468
28,366	Sun Communities, Inc. (REIT)	3,988,543

		23,156,693

Retail – 5.4%
17,422	Federal Realty Investment Trust (REIT)	1,279,472
43,607	Regency Centers Corp. (REIT)	1,657,938
35,956	Simon Property Group, Inc. (REIT)	2,325,634
108,711	Urban Edge Properties (REIT)	1,056,671

		6,319,715

Specialized – 29.8%
2,439	American Tower Corp. (REIT)	589,579
13,164	CoreSite Realty Corp. (REIT)	1,564,936
86,973	CubeSmart (REIT)	2,810,098
36,357	CyrusOne, Inc. (REIT)	2,546,081

Shares	Description	Value

Common Stocks – (continued)
Specialized – (continued)
18,022	Digital Realty Trust, Inc. (REIT)	$ 2,644,909
18,691	Equinix, Inc. (REIT)	14,207,590
38,050	Extra Space Storage, Inc. (REIT)	4,070,969
23,302	Life Storage, Inc. (REIT)	2,453,002
12,106	Public Storage (REIT)	2,696,248
4,551	SBA Communications Corp. (REIT)	1,449,402

		35,032,814

TOTAL COMMON STOCKS (Cost $93,565,008)		$116,828,539

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
165,752	0.027%	$ 165,752
(Cost $165,752)

TOTAL INVESTMENTS – 99.3% (Cost $93,730,760)		$116,994,291

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		787,020

NET ASSETS – 100.0%		$117,781,311

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management,

L.P. (“GSAM”)’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the net asset value (“NAV”) per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30, 2020:

GLOBAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,199,058	$36,305,514	$—
Australia and Oceania	—	7,819,390	—
Europe	1,869,367	31,419,715	—
North America	90,122,848	—	—
Investment Company	2,864,774	—	—
Securities Lending Reinvestment Vehicle	3,926,463	—	—

Total	$100,982,510	$75,544,619	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$766,432	$21,543,969	$—
Australia and Oceania	—	3,869,951	—
Europe	799,344	18,865,997	—
North America	2,976,968	—	—
Investment Company	601,311	—	—
Securities Lending Reinvestment Vehicle	1,110,437	—	—

Total	$6,254,492	$44,279,917	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$116,828,539	$—	$—
Investment Company	165,752	—	—

Total	$116,994,291	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent third party (fair value) service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities and International Real Estate Securities Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and International Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Global Real Estate Securities and International Real Estate Securities Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The International Real Estate Securities and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.